Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [Abstract]
Summary of commitments and contingent liabilities	As at December 31, 2020, the Company had the following commitments:

	Total	Less than 1 year	1 -3 years	3-5 years	More than 5 years

Lease commitments	$221	$124	$97	$-	$-